September 8, 2021

Securities and Exchange Commission                        VIA EDGAR
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
    Symetra Separate Account SL (“Registrant”)
    1933 Act File No. 333-256975
1940 Act File No. 811-04909

Commissioners:

Pursuant to Rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statement that:

1.the form of Prospectus and Statement of Additional Information that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement; and
2.the text of the most recent registration statement was filed electronically.

Sincerely,

/s/ Rachel Dobrow Stone

Rachel Dobrow Stone
Senior Counsel